Expenses and Net Other Income - Summary of Changes in Inventories and Raw Materials and Consumables Used (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Changes In Inventories And Raw Materials And Consumables Used [Abstract]
Consumption of finished goods, raw materials and other consumables	€ 93,426	€ 87,933	€ 81,002
Scrap stock, slow moving & obsolete accrual	5,275	999	864
Work carried out by other companies	8,176	6,571	3,739
Impairment of assets	1,043
Total	€ 107,920	€ 95,503	€ 85,605